UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2005

Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):   is a restatement.
                                                      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Taliesin Capital Management LLC
Address:          885 Third Avenue
                  New York, New York 10022

Form 13F File Number:      028-11234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Elliot N. Konopko
Title:            Managing Member
Phone:            212-303-3575

Signature, Place, and Date of Signing:


/s/ Elliot N. Konopko         NEW YORK, NEW YORK           FEBRUARY 14, 2006
------------------------      -----------------------      ---------------------
[Signature]                      [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0
                                                           ------------

Form 13F Information Table Entry Total:                        10
                                                           ------------

Form 13F Information Table Value Total:                       $2,424
                                                           -------------
                                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                                    Taliesin Capital Management LLC
                                                      Form 13F Information Table
                                                    Quarter ended December 31, 2005

                                                                                   INVESTMENT DISCRETION   VOTING AUTHORITY
                          TITLE OF CLASS               FAIR       SHARES /  SH/
                                         CUSIP NUMBER MARKET    PRN AMOUNT PRN  PUT/       SHARED  SHARED OTHER
ISSUER                                                 VALUE                    CALL SOLE  DEFINED OTHER  ANAGERS SOLE SHARED  NONE
                                                        (X
                                                       1000S)
------------------------------------------------------------------------------------------------------------------------------------
ANTEON INTL CORP               COM        03674E108         $82       1,500 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
ARDEN RLTY INC                 COM        039793104        $206       4,600 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
CITIZENS
COMMUNICATIONS CO              COM        17453B101         $49       4,000 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
ENGINEERED SUPPORT
SYS INC                        COM        292866100        $211       5,064 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION            COM        401698105        $486       7,500 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
LA QUINTA CORP              PAIRED CTF    50419U202        $254      22,807 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
PRENTISS PPTYS TR           SH BEN INT     74070616        $610      15,000 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS INC                 COM        826170102        $210      19,900 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
VALOR COMMUNICATIONS
GROUP INC                      COM        920255106        $161      14,091 SH        X                           X
------------------------------------------------------------------------------------------------------------------------------------
VINTAGE PETE INC               COM        927460105        $155       2,900 SH        X                           X
---------------------------------------------------------------- -------------------------------------------------------------------

